Leases - Schedule of Undiscounted Cash Flows Owned Under Company's Operating Leases (Detail) $ in Thousands	Sep. 30, 2019 USD ($)
Leases [Abstract]
2019 (remaining three months)	$ 1,136
2020	6,882
2021	7,122
2022	7,146
2023	7,376
Thereafter	43,146
Total undiscounted lease payments	72,808
Less: Present value adjustment	(24,692)
Total	$ 48,116